                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   03/31/2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario, Canada
         M5V 2L1

Form 13F File Number: 028 - 13698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: (416) 204-6220

Signature, Place, and Date of Signing:


  /s/  Paul Spagnolo             Toronto, ON                   05/10/2011
----------------------   ----------------------------    -----------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE


Report Summary: December 31, 2010

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           29

Form 13F Information Table Value Total: $    177,881
                                         (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                      MARKET                                           VOTING
31-MAR-11                              TITLE OF                        VALUE              SH/   INVESTMENT    OTHER   AUTHORITY
NAME OF ISSUER                          CLASS           CUSIP        (X$1000)   SHARES    PN    DISCRETION  MANAGERS     SOLE
--------------------------------   --------------    ---------     -----------  -------   ---   ----------  --------  ----------
Teck Resources Ltd                 CL B              878742204     $11,395.69   214,932   SH       Sole               214,932
Tyco International Ltd             COM               H89128104     $ 9,896.54   221,053   SH       Sole               221,053
Toronto-Dominion Bank/The          COM               891160509     $ 9,586.59   108,213   SH       Sole               108,213
Canadian Imperial Bank of Comm     COM               136069101     $ 9,568.50   110,785   SH       Sole               110,785
Occidental Petroleum Corp          COM               674599105     $ 9,145.17    87,522   SH       Sole                87,522
iShares MSCI Japan Index Fund      COM               464286848     $ 8,453.14   819,500   SH       Sole               819,500
Microsoft Corp                     COM               594918104     $ 8,419.96   331,625   SH       Sole               331,625
Starbucks Corp                     COM               855244109     $ 8,350.70   226,000   SH       Sole               226,000
Suncor Energy Inc                  COM               867224107     $ 8,374.77   186,770   SH       Sole               186,770
Bank of America Corp               COM               060505104     $ 8,012.66   601,100   SH       Sole               601,100
Intel Corp                         COM               458140100     $ 7,692.62   381,200   SH       Sole               381,200
Noble Corp                         COM               H5833N103     $ 7,641.62   167,506   SH       Sole               167,506
Procter & Gamble Co/The            COM               742718109     $ 7,361.20   119,500   SH       Sole               119,500
Nexen Inc                          COM               65334H102     $ 7,002.52   281,000   SH       Sole               281,000
CVS Caremark Corp                  COM               126650100     $ 6,958.31   202,748   SH       Sole               202,748
SPDR Gold Shares                   COM               78463V107     $ 6,895.10    49,300   SH       Sole                49,300
Rogers Communications Inc          CL B              775109200     $ 6,643.66   182,518   SH       Sole               182,518
Schlumberger Ltd                   COM               806857108     $ 6,593.48    70,700   SH       Sole                70,700
Magna International Inc            COM               559222401     $ 5,821.07   121,500   SH       Sole               121,500
Morgan Stanley                     COM               617446448     $ 5,552.52   203,240   SH       Sole               203,240
Teva Pharmaceutical Industries     COM               881624209     $ 3,727.63    74,300   SH       Sole                74,300
Research In Motion Ltd             COM               760975102     $ 3,248.05    57,447   SH       Sole                57,447
Expedia Inc                        COM               30212P105     $ 2,573.56   113,573   SH       Sole               113,573
CGI Group Inc                      CL A SUB VTG      39945C109     $ 2,380.47   113,735   SH       Sole               113,735
GLG Life Tech Corp                 COM               361793201     $ 2,152.18   204,386   SH       Sole               204,386
SPDR S&P Homebuilders ETF          COM               78464A888     $ 2,114.18   116,100   SH       Sole               116,100
Apple Inc                          COM               037833100     $ 1,115.22     3,200   SH       Sole                 3,200
Sycamore Networks Inc              COM               871206405     $   632.91    25,907   SH       Sole                25,907
CreXus Investment Corp             COM               226553105     $   571.00    50,000   SH       Sole                50,000